EMPLOYEE RELATED LIABILITIES (Schedule of Components of Net Periodic Benefit Cost Recognized in Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Postretirement Medical Plan [Member]
Net periodic benefit cost
Service cost	$ 9	$ 12	$ 29
Interest cost	69	85	126
Amortization of prior service costs		(12)	(973)
Amortization of net (gain) or loss	(361)	(333)	(115)
Total net periodic benefit cost	(283)	(248)	(933)
Other changes in plan assets and benefits obligations recognized in other comprehensive income
Prior service cost for the period
Net (gain) or loss for the period	317	(316)	(1,333)
Amortization of prior service costs		12	973
Amortization of net gain or (loss)	361	333	115
Total recognized in other comprehensive income (expense)	678	29	(245)
Total recognized in net periodic benefit cost and other comprehensive income	$ 395	$ (219)	$ (1,178)
Weighted average assumptions used:
Discount rate	4.50%	4.80%	4.30%
Expected return on plan assets, USA employees
Rate of compensation increases
Assumed health care cost trend rates:
Measurement date	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Postretirement Medical Plan [Member] | Pre 65 [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year	7.20%	6.75%	7.00%
Ultimate rate	4.50%	4.50%	4.50%
Year the ultimate rate is reached	2025	2025	2025
Postretirement Medical Plan [Member] | Post 65 [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year	10.00%	10.00%	20.00%
Ultimate rate	4.50%	5.00%	5.00%
Year the ultimate rate is reached	2025	2022	2022
Pension Plan [Member]
Net periodic benefit cost
Interest cost	$ 831	$ 841	$ 798
Expected return on the plan's assets	(1,236)	(1,154)	(1,130)
Amortization of prior service costs	3	3	3
Amortization of net (gain) or loss	55	34	31
Total net periodic benefit cost	(347)	(276)	(298)
Other changes in plan assets and benefits obligations recognized in other comprehensive income
Prior service cost for the period
Net (gain) or loss for the period	(1,303)	736	6
Amortization of prior service costs	(3)	(3)	(3)
Amortization of net gain or (loss)	(55)	(34)	(31)
Total recognized in other comprehensive income (expense)	(1,361)	699	(28)
Total recognized in net periodic benefit cost and other comprehensive income	$ (1,708)	$ 423	$ (326)
Weighted average assumptions used:
Discount rate	4.30%	4.60%	4.20%
Expected return on plan assets, USA employees	6.20%	6.20%	6.20%
Rate of compensation increases